Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	1.052%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,490,993.13

Principal:
Principal Collections	$27,155,846.64
Prepayments in Full	$12,122,774.55
Liquidation Proceeds	$454,900.19
Recoveries	$7,716.17
Sub Total	$39,741,237.55
Collections	$42,232,230.68

Purchase Amounts:
Purchase Amounts Related to Principal	$116,241.37
Purchase Amounts Related to Interest	$372.19
Sub Total	$116,613.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,348,844.24

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,348,844.24
Servicing Fee	$1,011,863.23	$1,011,863.23	$0.00	$0.00	$41,336,981.01
Interest - Class A-1 Notes	$44,989.46	$44,989.46	$0.00	$0.00	$41,291,991.55
Interest - Class A-2a Notes	$273,606.67	$273,606.67	$0.00	$0.00	$41,018,384.88
Interest - Class A-2b Notes	$144,680.25	$144,680.25	$0.00	$0.00	$40,873,704.63
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$40,489,912.96
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$40,348,081.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,348,081.29
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$40,291,106.62
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,291,106.62
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$40,248,727.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,248,727.04
Regular Principal Payment	$68,165,851.11	$40,248,727.04	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,348,844.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,248,727.04
Total					$40,248,727.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$40,248,727.04	$140.39	$44,989.46	$0.16	$40,293,716.50	$140.55
Class A-2a Notes	$0.00	$0.00	$273,606.67	$0.87	$273,606.67	$0.87
Class A-2b Notes	$0.00	$0.00	$144,680.25	$0.96	$144,680.25	$0.96
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$40,248,727.04	$30.55	$1,088,253.97	$0.83	$41,336,981.01	$31.38

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$68,165,851.11	0.2377602	$27,917,124.07	0.0973740
Class A-2a Notes	$315,700,000.00	1.0000000	$315,700,000.00	1.0000000
Class A-2b Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$1,098,805,851.11	0.8341095	$1,058,557,124.07	0.8035565

Pool Information
Weighted Average APR	2.518%	2.504%
Weighted Average Remaining Term	52.83	51.98
Number of Receivables Outstanding	50,848	49,929
Pool Balance	$1,214,235,876.55	$1,173,985,825.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,119,157,179.01	$1,082,243,616.18
Pool Factor	0.8491171	0.8209701

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$17,609,787.38
Yield Supplement Overcollateralization Amount	$91,742,209.05
Targeted Overcollateralization Amount	$128,548,778.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$115,428,701.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$400,288.57
(Recoveries)		6	$7,716.17
Net Loss for Current Collection Period			$392,572.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3880%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0611%
Second Prior Collection Period			0.1741%
Prior Collection Period			0.4341%
Current Collection Period			0.3945%
Four Month Average (Current and Prior Three Collection Periods)			0.2659%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		552	$1,107,313.24
(Cumulative Recoveries)			$8,015.17
Cumulative Net Loss for All Collection Periods			$1,099,298.07
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0769%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,006.00
Average Net Loss for Receivables that have experienced a Realized Loss			$1,991.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.61%	283	$7,180,037.08
61-90 Days Delinquent	0.06%	29	$739,559.64
91-120 Days Delinquent	0.02%	11	$255,238.24
Over 120 Days Delinquent	0.01%	2	$97,309.31
Total Delinquent Receivables	0.70%	325	$8,272,144.27

Repossession Inventory:
Repossessed in the Current Collection Period		30	$844,416.90
Total Repossessed Inventory		39	$1,246,609.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1026%
Prior Collection Period			0.0885%
Current Collection Period			0.0841%
Three Month Average			0.0917%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0930%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer